UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  57 Danbury Road - Suite 204
                  Wilton, CT 06897

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Edwards
Title:  Managing Member
Phone:  (203) 529-4300


Signature, Place and Date of Signing:

/s/      David Edwards              Wilton, CT                  May 11, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  $ 50,455
                                       (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number                 Name

None

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
                                                     FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2       COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
---------------------------  --------------    --------- --------  ------------------   ----------   --------  ---------------------
                                                                   SHRS OR  SH/  PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     VALUE    PRN AMT  PRN  CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
---------------------------  --------------    --------- --------  -------  ---  ----   ----------   --------  ------  ------   ----
AGNICO EAGLE MINES LTD         COM             008474108     808    14,200   SH           SOLE                 14,200
AMERIGROUP CORP                COM             03073T102     832    30,200   SH           SOLE                 30,200
AMERISOURCEBERGEN CORP         COM             03073E105   1,463    44,800   SH           SOLE                 44,800
BIG LOTS INC                   COM             089302103     312    15,000   SH           SOLE                 15,000
BMC SOFTWARE INC               COM             055921100     716    21,700   SH           SOLE                 21,700
CABOT OIL & GAS CORP           COM             127097103     141     6,000   SH           SOLE                  6,000
CASS INFORMATION SYS INC       COM             14808P109   1,369    42,200   SH           SOLE                 42,200
CHECK POINT SOFTWARE TECH LT   ORD             M22465104     611    27,500   SH           SOLE                 27,500
CORE LABORATORIES N V          COM             N22717107     622     8,500   SH           SOLE                  8,500
DECKERS OUTDOOR CORP           COM             243537107     716    13,500   SH           SOLE                 13,500
DENBURY RES INC                COM NEW         247916208     565    38,000   SH           SOLE                 38,000
DOLBY LABORATORIES INC         COM             25659T107     982    28,800   SH           SOLE                 28,800
DSW INC                        CL A            23334L102     675    72,700   SH           SOLE                 72,700
DUN & BRADSTREET CORP DEL NE   COM             26483E100     978    12,700   SH           SOLE                 12,700
EOG RES INC                    COM             26875P101     537     9,800   SH           SOLE                  9,800
EXPRESS SCRIPTS INC            COM             302182100   1,270    27,500   SH           SOLE                 27,500
FACTSET RESH SYS INC           COM             303075105   1,165    23,300   SH           SOLE                 23,300
FIDELITY NATL INFORMATION SV   COM             31620M106     817    44,900   SH           SOLE                 44,900
FORWARD AIR CORP               COM             349853101     162    10,000   SH           SOLE                 10,000
FURMANITE CORPORATION          COM             361086101     741   238,400   SH           SOLE                238,400
GENESCO INC                    COM             371532102     734    39,000   SH           SOLE                 39,000
GLOBAL PMTS INC                COM             37940X102     929    27,800   SH           SOLE                 27,800
HANSEN NAT CORP                COM             411310105     623    17,300   SH           SOLE                 17,300
HEICO CORP NEW                 CL A            422806208     640    31,000   SH           SOLE                 31,000
HENRY JACK & ASSOC INC         COM             426281101     979    60,000   SH           SOLE                 60,000
HOUSTON WIRE & CABLE CO        COM             44244K109     636    82,000   SH           SOLE                 82,000
ICF INTL INC                   COM             44925C103     861    37,500   SH           SOLE                 37,500
ICONIX BRAND GROUP INC         COM             451055107     725    81,900   SH           SOLE                 81,900
INTERACTIVE DATA CORP          COM             45840J107   1,139    45,800   SH           SOLE                 45,800
ITT EDUCATIONAL SERVICES INC   COM             45068B109   1,141     9,400   SH           SOLE                  9,400
JDA SOFTWARE GROUP INC         COM             46612K108     578    50,000   SH           SOLE                 50,000
KNIGHT CAPITAL GROUP INC       CL A            499005106     996    67,600   SH           SOLE                 67,600
LENDER PROCESSING SVCS INC     COM             52602E102     952    31,100   SH           SOLE                 31,100
MADDEN STEVEN LTD              COM             556269108     357    19,000   SH           SOLE                 19,000
MANHATTAN ASSOCS INC           COM             562750109     675    39,000   SH           SOLE                 39,000
MANTECH INTL CORP              CL A            564563104     721    17,200   SH           SOLE                 17,200
MARKET VECTORS ETF TR          GOLD MINER ETF  57060U100   1,077    29,200   SH           SOLE                 29,200
MEDNAX INC                     COM             58502B106     762    25,870   SH           SOLE                 25,870
MICROS SYS INC                 COM             594901100     656    35,000   SH           SOLE                 35,000
MIDDLEBY CORP                  COM             596278101   1,028    31,700   SH           SOLE                 31,700
MOLINA HEALTHCARE INC          COM             60855R100     844    44,360   SH           SOLE                 44,360
MSCI INC                       CL A            55354G100     967    57,200   SH           SOLE                 57,200
NEWMONT MINING CORP            COM             651639106     716    16,000   SH           SOLE                 16,000
ORBITAL SCIENCES CORP          COM             685564106     559    47,000   SH           SOLE                 47,000
OWENS & MINOR INC NEW          COM             690732102     828    25,000   SH           SOLE                 25,000
PACER INTL INC TENN            COM             69373H106     263    75,000   SH           SOLE                 75,000
PATTERSON COMPANIES INC        COM             703395103     905    48,000   SH           SOLE                 48,000
PHARMACEUTICAL PROD DEV INC    COM             717124101     712    30,000   SH           SOLE                 30,000
PRICELINE COM INC              COM NEW         741503403   1,024    13,000   SH           SOLE                 13,000
SCHEIN HENRY INC               COM             806407102     708    17,700   SH           SOLE                 17,700
SPDR GOLD TRUST                GOLD SHS        78463V107   1,038    11,500   SH           SOLE                 11,500
SPSS INC                       COM             78462K102     708    24,900   SH           SOLE                 24,900
STANDARD PARKING CORP          COM             853790103     764    46,600   SH           SOLE                 46,600
STIFEL FINL CORP               COM             860630102     905    20,900   SH           SOLE                 20,900
SYBASE INC                     COM             871130100     651    21,500   SH           SOLE                 21,500
SYNOPSYS INC                   COM             871607107     676    32,600   SH           SOLE                 32,600
TEAM INC                       COM             878155100   1,036    88,400   SH           SOLE                 88,400
TRANSDIGM GROUP INC            COM             893641100   1,133    34,500   SH           SOLE                 34,500
VCA ANTECH INC                 COM             918194101     943    41,800   SH           SOLE                 41,800
WATERS CORP                    COM             941848103     754    20,400   SH           SOLE                 20,400
WESTWOOD HLDGS GROUP INC       COM             961765104     692    17,700   SH           SOLE                 17,700
WILEY JOHN & SONS INC          CL A            968223206     596    20,000   SH           SOLE                 20,000
XTO ENERGY INC                 COM             98385X106     563    18,400   SH           SOLE                 18,400
YAMANA GOLD INC                COM             98462Y100     779    84,200   SH           SOLE                 84,200

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